11. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Employment and Consulting AgreementsX
Name	Position(s)	Term	Salary	Bonus	Severance
Ronald W. Pickett	President, Chief Executive Officer	3 years; renewable for 1 year on mutual consent	$200,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.
Stephen Sadle	Chief Operating Officer	3 years; renewable for 1 year on mutual consent	$175,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.
Robert P. Crabb	Secretary, Chief Marketing Officer	3 years; renewable for 1 year on mutual consent	$60,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.